Pensions and other post-employment benefits - Pension charge in income statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pensions and other post-employment benefits
Pension expense	£ 25	£ 29	£ 26
Cost of sales
Pensions and other post-employment benefits
Pension expense	18	19	18
Research and development
Pensions and other post-employment benefits
Pension expense	2	2	1
Selling, general and administration
Pensions and other post-employment benefits
Pension expense	5	8	7
Pension schemes
Pensions and other post-employment benefits
Pension expense	17	20	18
Pension schemes | Cost of sales
Pensions and other post-employment benefits
Pension expense	10	10	10
Pension schemes | Research and development
Pensions and other post-employment benefits
Pension expense	2	2	1
Pension schemes | Selling, general and administration
Pensions and other post-employment benefits
Pension expense	5	8	7
Post retirement obligations
Pensions and other post-employment benefits
Pension expense	8	9	8
Post retirement obligations | Cost of sales
Pensions and other post-employment benefits
Pension expense	£ 8	£ 9	£ 8